Stock Based Compensation (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Feb. 01, 2024	May 10, 2023	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of shares acquired		45,000,000
Vesting period		10 years
Vested weighted average grant date fair value		$ 0.072
Stock based compensation expense			$ 640,902	$ 492,708
Number of shares acquire		$ 45,000,000
Stock issued period shares restricted stock award	1,458,333